Schedule of investments
Delaware Ivy High Income Fund
December 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 2.12%
New Cotai 5.00% exercise price $0.00, maturity date 2/2/27 <<, =	21,805,540	$ 50,275,451
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26 *	4,857,000	3,934,170
Total Convertible Bonds (cost $25,411,418)		54,209,621

Corporate Bonds — 79.24%
Automotive — 0.87%
Ford Motor 4.75% 1/15/43	9,515,000	6,851,256
Goodyear Tire & Rubber 5.25% 7/15/31	18,975,000	15,545,079
		22,396,335
Banking — 0.51%
Deutsche Bank 6.00% 10/30/25 μ, ψ	15,400,000	13,137,303
		13,137,303
Basic Industry — 3.44%
Cerdia Finanz 144A 10.50% 2/15/27 #, *	12,970,000	10,882,341
Chemours 144A 5.75% 11/15/28 #	18,340,000	16,498,664
First Quantum Minerals 144A 6.875% 10/15/27 #	7,489,000	7,041,782
FMG Resources August 2006
144A 5.875% 4/15/30 #	13,205,000	12,319,902
144A 6.125% 4/15/32 #	5,955,000	5,562,238

Novelis 144A 4.75% 1/30/30 #	24,909,000	22,139,617
Vibrantz Technologies 144A 9.00% 2/15/30 #	18,063,000	13,654,916
		88,099,460
Capital Goods — 3.40%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	8,075,311	5,629,400
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #	2,126,000	1,808,621
Bombardier 144A 6.00% 2/15/28 #	7,463,000	6,910,290
Clydesdale Acquisition Holdings 144A 6.625% 4/15/29 #	3,010,000	2,865,597
Sealed Air 144A 5.00% 4/15/29 #	8,655,000	8,148,206
TransDigm 5.50% 11/15/27	23,552,000	22,164,316
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Wesco Aircraft Holdings
144A 8.50% 11/15/24 #	31,156,000	$ 15,422,220
144A 9.00% 11/15/26 #, *	34,006,000	23,039,065
144A 13.125% 11/15/27 #	4,540,000	1,146,350
		87,134,065
Communications — 7.46%
Altice Financing 144A 5.75% 8/15/29 #	25,860,000	20,389,004
Altice France
144A 5.125% 7/15/29 #	11,143,000	8,374,279
144A 5.50% 10/15/29 #	5,739,000	4,386,404

Altice France Holding 144A 6.00% 2/15/28 #	33,946,000	20,111,026
Connect Finco 144A 6.75% 10/1/26 #	24,994,000	23,214,914
Consolidated Communications
144A 5.00% 10/1/28 #	5,170,000	3,819,427
144A 6.50% 10/1/28 #, *	23,081,000	17,993,040
Digicel International Finance
144A 8.00% 12/31/26 #	5,756,095	2,545,115
144A 8.75% 5/25/24 #	15,719,000	13,543,176
Frontier Communications Holdings
144A 5.00% 5/1/28 #	2,665,000	2,329,237
144A 5.875% 10/15/27 #	10,030,000	9,335,623
5.875% 11/1/29	5,789,667	4,486,852
144A 6.00% 1/15/30 #	3,564,000	2,804,415
144A 6.75% 5/1/29 #	15,295,000	12,673,896
144A 8.75% 5/15/30 #	4,190,000	4,268,330

Ligado Networks 144A PIK 15.50% 11/1/23 #, >>	41,886,467	13,659,177
Northwest Fiber 144A 4.75% 4/30/27 #	10,425,000	9,185,600
Sable International Finance 144A 5.75% 9/7/27 #	3,004,000	2,776,447
Telesat Canada
144A 5.625% 12/6/26 #	29,713,000	13,705,799
144A 6.50% 10/15/27 #	5,107,000	1,485,275
		191,087,036
Consumer Goods — 2.14%
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	8,380,000	7,188,754
Kronos Acquisition Holdings 144A 5.00% 12/31/26 #	11,043,000	9,565,999
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	29,962,000	22,396,325
Pilgrim's Pride 144A 4.25% 4/15/31 #	17,908,000	15,257,616
NQ-IV009 [12/22] 2/23 (2742165)    1

Schedule of investments
Delaware Ivy High Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Goods (continued)
Scotts Miracle-Gro 4.00% 4/1/31	595,000	$ 455,419
		54,864,113
Energy — 12.63%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	8,867,000	7,917,610
144A 7.00% 11/1/26 #	8,882,000	8,629,480
Bellatrix Exploration
8.50% 9/11/23 =	6,693,000	0
12.50% 12/15/23 =	7,293,000	0
Callon Petroleum
144A 7.50% 6/15/30 #, *	9,930,000	9,098,859
144A 8.00% 8/1/28 #, *	16,270,000	15,530,997

CNX Midstream Partners 144A 4.75% 4/15/30 #	1,890,000	1,553,514
CNX Resources 144A 6.00% 1/15/29 #	25,370,000	23,381,730
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	7,419,000	6,912,431
144A 6.00% 2/1/29 #	3,421,000	3,143,748

EQM Midstream Partners 144A 4.75% 1/15/31 #	33,599,000	27,532,869
Genesis Energy
7.75% 2/1/28	14,335,000	13,217,730
8.00% 1/15/27	22,288,000	21,080,436
Hilcorp Energy I
144A 6.00% 4/15/30 #	20,775,000	18,504,729
144A 6.00% 2/1/31 #	1,905,000	1,650,318
144A 6.25% 4/15/32 #	8,530,000	7,373,211

Laredo Petroleum 10.125% 1/15/28	15,088,000	14,736,967
Mesquite Energy 144A 7.25% 2/15/23 #, ‡	3,888,000	63,180
Murphy Oil 6.375% 7/15/28	29,207,000	28,154,955
NuStar Logistics
6.00% 6/1/26	16,523,000	15,938,535
6.375% 10/1/30	16,710,000	15,480,807
Occidental Petroleum
4.20% 3/15/48	955,000	735,011
4.40% 4/15/46	3,873,000	3,031,765
4.40% 8/15/49	7,410,000	5,795,991
4.50% 7/15/44	3,985,000	3,192,411
6.45% 9/15/36	8,895,000	9,092,958
6.60% 3/15/46	5,880,000	6,063,721
6.625% 9/1/30	4,835,000	5,007,295
Southwestern Energy
5.375% 2/1/29	2,990,000	2,776,230
5.375% 3/15/30	21,650,000	19,786,888
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
USA Compression Partners
6.875% 4/1/26	2,385,000	$ 2,291,735
6.875% 9/1/27	13,630,000	12,765,930

Weatherford International 144A 8.625% 4/30/30 #	13,640,000	13,122,951
		323,564,992
Financial Services — 4.04%
AerCap Holdings 5.875% 10/10/79 *, μ	13,600,000	12,401,976
Air Lease 4.65% 6/15/26 μ, ψ	7,786,000	6,526,380
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	18,084,000	15,759,099
Compass Group Diversified Holdings 144A 5.25% 4/15/29 #	9,213,000	7,896,379
Credit Suisse Group 144A 9.75% 6/23/27 #, μ, ψ	16,910,000	14,772,025
Highlands Holdings Bond Issuer 144A PIK 7.625% 10/15/25 #, >	19,256,975	18,017,465
Medline Borrower
144A 3.875% 4/1/29 #	22,131,000	17,876,205
144A 5.25% 10/1/29 #, *	3,924,000	3,123,720

Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	8,116,000	6,991,650
		103,364,899
Healthcare — 7.41%
Avantor Funding 144A 3.875% 11/1/29 #	36,068,000	30,334,090
Bausch Health 144A 6.125% 2/1/27 #	12,880,000	8,898,534
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	18,185,000	15,235,029
CHS
144A 4.75% 2/15/31 #	12,020,000	8,749,298
144A 5.25% 5/15/30 #	6,560,000	4,958,194
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	6,252,000	5,873,790
144A 6.50% 10/15/28 #	10,770,000	9,919,908
Encompass Health
4.625% 4/1/31	5,620,000	4,839,504
4.75% 2/1/30	3,915,000	3,444,209

Hadrian Merger Sub 144A 8.50% 5/1/26 #	8,941,000	7,914,618
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	18,383,000	15,526,282
Organon & Co. 144A 5.125% 4/30/31 #	26,785,000	23,239,611
Par Pharmaceutical 144A 7.50% 4/1/27 #, ‡	16,977,000	12,938,167

2    NQ-IV009 [12/22] 2/23 (2742165)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Tenet Healthcare
144A 4.375% 1/15/30 #	16,530,000	$ 14,336,800
144A 6.125% 10/1/28 #	16,925,000	15,189,003

US Renal Care 144A 10.625% 7/15/27 #	38,595,000	8,490,900
		189,887,937
Insurance — 3.91%
Ardonagh Midco 2 144A PIK 11.50% 1/15/27 #, *, >>	40,708,402	38,876,524
HUB International 144A 5.625% 12/1/29 #	26,605,000	23,270,925
Jones Deslauriers Insurance Management 144A 10.50% 12/15/30 #	9,340,000	9,210,679
NFP
144A 6.875% 8/15/28 #	27,031,000	22,340,554
144A 7.50% 10/1/30 #	6,740,000	6,379,907
		100,078,589
Leisure — 5.81%
Boyd Gaming 144A 4.75% 6/15/31 #	31,070,000	27,067,563
Carnival
144A 5.75% 3/1/27 #	24,678,000	17,663,772
144A 6.00% 5/1/29 #	29,460,000	19,686,851
144A 7.625% 3/1/26 #	8,613,000	6,841,863
Royal Caribbean Cruises
144A 5.375% 7/15/27 #	18,683,000	15,150,998
144A 5.50% 8/31/26 #	1,750,000	1,474,375
144A 5.50% 4/1/28 #	36,986,000	29,582,142

Scientific Games Holdings 144A 6.625% 3/1/30 #	18,485,000	15,638,310
Scientific Games International 144A 7.25% 11/15/29 #	16,450,000	15,821,610
		148,927,484
Media — 10.61%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	27,779,000	21,222,600
AMC Networks 4.25% 2/15/29	16,881,000	10,543,324
Arches Buyer 144A 6.125% 12/1/28 #	18,049,000	14,508,598
CCO Holdings
144A 4.50% 8/15/30 #	10,995,000	9,108,368
144A 4.75% 2/1/32 #	13,515,000	10,984,249
144A 6.375% 9/1/29 #	24,785,000	23,339,167

CMG Media 144A 8.875% 12/15/27 #	17,022,000	12,839,354
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
CSC Holdings
144A 4.50% 11/15/31 #	7,627,000	$ 5,306,020
144A 4.625% 12/1/30 #	29,266,000	16,237,921
144A 5.00% 11/15/31 #	11,141,000	6,238,960
144A 5.75% 1/15/30 #	7,623,000	4,316,105

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	16,035,000	13,494,735
Directv Financing 144A 5.875% 8/15/27 #	26,815,000	24,041,256
DISH DBS 144A 5.75% 12/1/28 #	18,330,000	14,664,000
Gray Escrow II 144A 5.375% 11/15/31 #	1,745,000	1,260,649
Gray Television 144A 4.75% 10/15/30 #	7,790,000	5,647,750
Nexstar Media 144A 4.75% 11/1/28 #	15,495,000	13,426,572
Sirius XM Radio 144A 4.125% 7/1/30 #	34,885,000	28,866,117
Stagwell Global 144A 5.625% 8/15/29 #	18,723,000	15,473,717
VTR Comunicaciones 144A 4.375% 4/15/29 #	14,811,000	8,696,353
VTR Finance 144A 6.375% 7/15/28 #	5,206,000	2,018,865
VZ Secured Financing 144A 5.00% 1/15/32 #	11,580,000	9,431,116
		271,665,796
Retail — 3.39%
Asbury Automotive Group
4.50% 3/1/28	12,172,650	10,732,199
144A 4.625% 11/15/29 #	366,000	308,838
4.75% 3/1/30	12,623,650	10,574,789
144A 5.00% 2/15/32 #	366,000	301,584

CP Atlas Buyer 144A 7.00% 12/1/28 #	5,339,000	3,972,240
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	22,964,000	20,353,223
Michaels
144A 5.25% 5/1/28 #	13,002,000	10,476,176
144A 7.875% 5/1/29 #	10,143,000	6,795,286

PetSmart 144A 7.75% 2/15/29 #	24,727,000	23,269,776
		86,784,111
Services — 5.42%
Adtalem Global Education 144A 5.50% 3/1/28 #	14,497,000	13,173,714
Ahern Rentals 144A 7.375% 5/15/23 #	19,386,000	19,386,000

NQ-IV009 [12/22] 2/23 (2742165)    3

Schedule of investments
Delaware Ivy High Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
CDW 3.569% 12/1/31	23,215,000	$ 19,173,529
NESCO Holdings II 144A 5.50% 4/15/29 #	22,390,000	19,620,357
Sabre GLBL
144A 7.375% 9/1/25 #	1,481,000	1,425,751
144A 9.25% 4/15/25 #	3,740,000	3,732,060
Staples
144A 7.50% 4/15/26 #	13,597,000	11,730,676
144A 10.75% 4/15/27 #, *	35,046,000	25,291,997

United Rentals North America 144A 6.00% 12/15/29 #	10,255,000	10,210,647
White Cap Buyer 144A 6.875% 10/15/28 #	17,234,000	14,935,739
White Cap Parent 144A PIK 8.25% 3/15/26 #, «	130,000	112,546
		138,793,016
Technology & Electronics — 3.30%
AthenaHealth Group 144A 6.50% 2/15/30 #	9,500,000	7,018,669
Entegris Escrow
144A 4.75% 4/15/29 #	7,582,000	6,929,586
144A 5.95% 6/15/30 #	21,920,000	20,243,120
NCR
144A 5.00% 10/1/28 #	11,115,000	9,494,036
144A 5.125% 4/15/29 #	24,765,000	20,755,750
144A 5.25% 10/1/30 #	3,706,000	3,063,509
144A 6.125% 9/1/29 #	5,323,000	4,985,841

Sensata Technologies 144A 4.00% 4/15/29 #	13,855,000	11,968,642
		84,459,153
Transportation — 2.21%
Air Canada 144A 3.875% 8/15/26 #	14,170,000	12,574,921
American Airlines 144A 5.75% 4/20/29 #	9,964,172	9,124,798
Grupo Aeromexico 144A 8.50% 3/17/27 #	15,550,000	13,753,844
Seaspan 144A 5.50% 8/1/29 #	27,880,000	21,164,545
		56,618,108
Utilities — 2.69%
Calpine
144A 4.625% 2/1/29 #	13,165,000	11,317,410
144A 5.00% 2/1/31 #	1,495,000	1,256,561
144A 5.125% 3/15/28 #	21,855,000	19,545,534
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Vistra
144A 7.00% 12/15/26 #, μ, ψ	24,815,000	$ 22,615,850
144A 8.00% 10/15/26 #, μ, ψ	14,795,000	14,159,877
		68,895,232
Total Corporate Bonds (cost $2,420,870,207)		2,029,757,629

Municipal Bonds — 0.62%
Commonwealth of Puerto Rico(Restructured)
Series A-1 2.986% 7/1/24^	200,170	185,602
Series A-1 4.00% 7/1/35	436,920	368,743
Series A-1 4.00% 7/1/37	464,106	380,855

GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	17,937,528	15,022,679
Total Municipal Bonds (cost $18,097,229)		15,957,879

Loan Agreements — 10.77%
Advantage Sales & Marketing Tranche B-1 8.284% (LIBOR03M + 4.50%) 10/28/27 •	6,448,120	5,365,035
Air Canada 8.13% (LIBOR03M + 3.50%) 8/11/28 •	6,583,459	6,523,108
Applied Systems 2nd Lien 11.33% (SOFR03M + 5.75%) 9/17/27 •	19,167,464	19,119,546
Ascent Resources Utica Holdings 2nd Lien 12.941% (LIBOR03M + 9.00%) 11/1/25 •	5,650,000	5,984,294
Clydesdale Acquisition Holdings Tranche B 8.598% (SOFR01M + 4.28%) 4/13/29 •	2,801,178	2,676,069
CNT Holdings I 2nd Lien 10.489% (SOFR03M + 6.75%) 11/6/28 •	9,822,000	9,314,527
CP Atlas Buyer Tranche B 7.884% (LIBOR01M + 3.50%) 11/23/27 •	13,092,462	11,513,184
Foresight Energy Operating Tranche A 12.73% (LIBOR03M + 8.00%) 6/30/27 <<, •	7,612,649	7,536,523

4    NQ-IV009 [12/22] 2/23 (2742165)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
Form Technologies Tranche B 9.199% (LIBOR03M + 4.50%) 7/22/25 •	55,166,435	$ 48,086,761
Heartland Dental 9.323% (SOFR01M + 5.00%) 4/30/25 •	7,193,850	6,798,188
Hexion Holdings 2nd Lien 11.859% (SOFR01M + 7.54%) 3/15/30 •	14,490,000	11,519,550
Hunter Douglas Holding BV Tranche B-1 7.859% (SOFR03M + 3.50%) 2/26/29 •	7,163,357	6,342,257
Jones DesLauriers Insurance Management 1st Lien
8.813% (CDOR03M + 4.25%)3/27/28 •	23,788,878	16,339,481
8.813% (CDOR03M + 4.25%) 3/27/28 •	5,418,349	3,721,613

MLN US HoldCo 1st Lien 11.154% ((SOFR03M + 6.70%)) 10/18/27 •	32,191,651	26,075,237
MLN US HoldCo Tranche B 13.704% ((SOFR03M + 9.25%))Tranche B 10/18/27 •	13,596,147	10,537,014
Pre Paid Legal Services 2nd Lien 11.384% (LIBOR01M + 7.00%) 12/14/29 •	9,410,000	8,645,437
SPX Flow 8.923% (SOFR01M + 4.60%) 4/5/29 •	18,831,802	17,572,426
Swf Holdings I 8.753% (LIBOR03M + 4.00%) 10/6/28 •	16,362,652	13,450,100
UKG 2nd Lien 8.998% (LIBOR03M + 5.25%) 5/3/27 •	24,051,000	22,217,111
United PF Holdings 1st Lien 13.23% (LIBOR03M + 8.50%) 12/30/26 •	3,610,768	3,249,691
West Corporation Tranche B 8.415% (LIBOR03M + 4.00%) 10/10/24 •	14,372,763	13,234,915
Total Loan Agreements (cost $301,445,725)		275,822,067
	Number of shares
Common Stocks — 4.59%
Basic Industry — 0.69%
BIS Industries Holdings <<, =, †	19,682,813	0
Foresight Energy <<, =, †	1,117,414	17,174,648
	Number of shares	Value (US $)
Common Stocks (continued)
Basic Industry (continued)
Westmoreland Coal =, †	211,917	$ 368,735
		17,543,383
Consumer Goods — 0.00%
ASG Warrant =, †	19,688	0
		0
Energy — 0.50%
KCA Deutag International =, †	164,333	10,572,090
Maritime Finance <<, =	1,750,000	2,228,981
Sabine Oil & Gas Holdings =, †	5,385	6,671
Vantage Drilling International †	5,353	77,619
		12,885,361
Leisure — 2.15%
New Cotai <<, =, †	20,316,462	18,736,877
Studio City International Holdings ADR †	2,267,875	13,516,535
Studio City International Holdings ADR †	3,843,131	22,905,061
		55,158,473
Media — 0.00%
Cumulus Media Class A †	115	714
		714
Retail — 0.26%
True Religion Apparel <<, =, †	395	6,695,736
		6,695,736
Services — 0.96%
Laureate Education	2,557,942	24,607,402
		24,607,402
Utilities — 0.03%
Larchmont Resources <<, =, †	18,338	706,035
		706,035
Total Common Stocks (cost $360,034,787)		117,597,104

Preferred Stock — 0.08%
True Religion Apparel 6.25% <<, =, ω	410	2,050,430
Total Preferred Stock (cost $6,748,583)		2,050,430

Warrants — 0.02%
California Resources †	40,269	507,389
Total Warrants (cost $3,503,208)		507,389

NQ-IV009 [12/22] 2/23 (2742165)    5

Schedule of investments
Delaware Ivy High Income Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments — 0.89%
Money Market Mutual Funds — 0.89%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	5,690,179	$ 5,690,179
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	5,690,179	5,690,179
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	5,690,179	5,690,179
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	5,690,179	5,690,179
Total Short-Term Investments (cost $22,760,716)		22,760,716

Total Value of Securities Before Securities Lending Collateral—98.33% (cost $3,158,871,873)		2,518,662,835

Securities Lending Collateral — 1.37%
Money Market Mutual Fund — 1.37%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 4.31%)	35,119,186	35,119,186
Total Securities Lending Collateral (cost $35,119,186)		35,119,186

Total Value of Securities—99.70% (cost $3,193,991,059)		2,553,782,021■
Obligation to Return Securities Lending Collateral — (1.37%)		(35,119,186)
Receivables and Other Assets Net of Liabilities — 1.67%		42,783,674
Net Assets Applicable to 439,862,859 Shares Outstanding—100.00%		$2,561,446,509
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
<<	Affiliated company.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
*	Fully or partially on loan.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $1,709,732,129, which represents 66.75% of the Fund's net assets.
>	PIK. 100% of the income received was in the form of cash.
>>	PIK. 100% of the income received was in the form of principal.
‡	Non-income producing security. Security is currently in default.
«	PIK. The first payment of cash and/or principal will be made after December 31, 2022.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
■	Includes $43,887,786 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $9,895,613.

6    NQ-IV009 [12/22] 2/23 (2742165)

(Unaudited)
 The following foreign currency exchange contracts were outstanding at December 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
TD	CAD	(30,270,000)	USD	22,754,594	1/20/23	$396,288
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
CDOR – Canadian Dollar Offered Rate
CDOR03M – 3 Month Canadian Dollar Offered Rate
DAC – Designated Activity Company
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TD – TD Bank
Summary of currencies:
CAD – Canadian Dollar
USD – US Dollar
NQ-IV009 [12/22] 2/23 (2742165)    7